NON-CONTROLLING INTERESTS - Schedule of Financial Information Regarding General Partnership Interest (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Non Controlling Interest [Line Items]
Revenues	$ 6,407	$ 5,876	$ 5,038
Net income (loss)	712	(9)	616
Comprehensive income (loss)	3,851	3,348	2,036
Property, plant and equipment, at fair value	70,456	73,475
Total assets	98,701	94,809
Total Liabilities	$ 63,727	58,353
Number of shares outstanding (in shares)	6,000,000.0
Non-controlling interest
Non Controlling Interest [Line Items]
Revenues	$ 3,822	3,386	2,446
Property, plant and equipment, at fair value	39,365	44,357
Total Liabilities	33,993	33,160
Non-controlling interest | Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Non Controlling Interest [Line Items]
Revenues	6,407	5,876	5,038
Net income (loss)	712	(9)	616
Comprehensive income (loss)	3,851	3,348	2,036
Net income (loss) allocated to non-controlling interests	(48)	(174)	(63)
Property, plant and equipment, at fair value	70,456	73,475
Total assets	98,701	94,809
Total borrowings	34,892	34,390
Total Liabilities	63,727	58,353
Carrying value of non-controlling interests	2,524	2,457
Non-controlling interest | GP interests
Non Controlling Interest [Line Items]
Net income (loss) allocated to non-controlling interests	144	125	$ 111
Carrying value of non-controlling interests	$ 52	$ 50
Weighted average number of units (in shares)	4,000,000.0	4,000,000.0	4,000,000.0
Number of shares outstanding (in shares)	4,000,000.0	4,000,000.0
Non-controlling interest | Redeemable/exchangeable partnership units
Non Controlling Interest [Line Items]
Weighted average number of units (in shares)	194,500,000	194,500,000	194,500,000
Number of shares outstanding (in shares)	194,487,939	194,487,939
Non-controlling interest | Exchangeable shares
Non Controlling Interest [Line Items]
Weighted average number of units (in shares)	179,600,000	179,600,000	176,300,000
Number of shares outstanding (in shares)	179,604,793	179,640,851
Non-controlling interest | LP Units
Non Controlling Interest [Line Items]
Weighted average number of units (in shares)	287,000,000.0	285,500,000	282,400,000
Number of shares outstanding (in shares)	306,000,000.0	285,200,000
BEPC exchangeable shares and class A.2 exchangeable shares
Non Controlling Interest [Line Items]
Net income (loss) allocated to non-controlling interests	$ (44)	$ (160)	$ (57)
Carrying value of non-controlling interests	$ 2,330	$ 2,269